ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 30, 2019	Dec. 29, 2018
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The unaudited condensed consolidated financial statements and the accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, our financial statements reflect all normal and recurring adjustments that are, in the opinion of management, necessary for a fair presentation of our results of operations for the interim periods. Intercompany transactions are eliminated in consolidation.

Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to applicable rules and regulations of the SEC.  These interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in our Annual Report on Form 10-K for the year ended December 29, 2018.  The results of operations for interim periods are not necessarily indicative of results to be expected for the full fiscal year.

The preparation of consolidated financial statements in conformity with GAAP requires our management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses during the reporting period and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Estimates and assumptions about future events and their effects cannot be made with certainty. Estimates may change as new events occur, when additional information becomes available and if our operating environment changes. Actual results could differ from our estimates.

We operate on a “52‑to 53-week” fiscal year ending on the Saturday closest in proximity to December 31, such that each quarterly period will be 13 weeks in length, except during a 53‑week year when the fourth quarter will be 14 weeks. The unaudited consolidated financial results represent the three months ended March 30, 2019 and March 31, 2018.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the U.S. Securities and Exchange Commission (“SEC”). The consolidated financial statements include our accounts and those of our wholly-owned subsidiaries and VIEs of which we are the primary beneficiary. A VIE is required to be consolidated by its primary beneficiary which is generally defined as the party who has (a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and (b) the obligation to absorb losses of the VIE or the right to receive benefits that could potentially be significant to the VIE. We evaluate our relationships with VIEs on an ongoing basis to determine whether we are their primary beneficiary. Consolidated VIEs are presented as noncontrolling interests. Intercompany balances and transactions are eliminated in consolidation.

In preparing the consolidated financial statements, we make estimates and judgments that affect the reported amounts of assets, liabilities, sales, expenses, and related disclosure of contingent assets and liabilities. We re‑evaluate our estimates on an ongoing basis. Our estimates are based on historical experience and various other assumptions that we believe to be reasonable under the circumstances. Due to the uncertainty inherent in these estimates, actual results may differ from these estimates and could differ based upon other assumptions or conditions.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For financial assets and liabilities recorded at fair value on a recurring or non‑recurring basis, fair value is the price we would receive to sell an asset, or pay to transfer a liability, in an orderly transaction with a market participant at the measurement date. In the absence of such data, fair value is estimated using internal information consistent with what market participants would use in a hypothetical transaction. In determining fair value, observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions; preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1:	Quoted prices for identical instruments in active markets.
Level 2:

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model‑derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3:	Significant inputs to the valuation model are unobservable.

Our financial instruments consist principally of cash, accounts receivable, accounts payable, and bank indebtedness. The carrying amount of cash, accounts receivable, and accounts payable, approximates fair value due to the short‑term maturity of these instruments. The carrying amount of our long‑term bank indebtedness approximates fair value based on Level 2 inputs since our $650.0 million senior secured credit facility (“Credit Facility”) carries a variable interest rate that is based on London Interbank Offered Rate (“LIBOR”).

Fair Value of Financial Instruments

For financial assets and liabilities recorded at fair value on a recurring or non‑recurring basis, fair value is the price we would receive to sell an asset, or pay to transfer a liability, in an orderly transaction with a market participant at the measurement date. In the absence of such data, fair value is estimated using internal information consistent with what market participants would use in a hypothetical transaction. In determining fair value, observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions; preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1:	Quoted prices for identical instruments in active markets.
Level 2:

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model‑derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3:	Significant inputs to the valuation model are unobservable.

Our financial instruments consist principally of cash, accounts receivable, accounts payable, and bank indebtedness. The carrying amount of cash, accounts receivable, and accounts payable, approximates fair value due to the short‑term maturity of these instruments. The carrying amount of our long‑term bank indebtedness approximates fair value based on Level 2 inputs since the Credit Facility carries a variable interest rate that is based on the London Interbank Offered Rate (“LIBOR”).

Emerging Growth Company Status

Emerging Growth Company Status

We are an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised financial accounting standards until such time as those standards apply to private companies. We have elected to use the extended transition period for complying with the adoption of new or revised accounting standards and as a result of this election, our financial statements may not be comparable to companies that comply with public company effective dates. We will remain an emerging growth company until the earliest of (i) the end of the fiscal year in which the market value of our common stock that is held by non-affiliates is at least $700 million as of the last business day of our most recently completed second fiscal quarter, (ii) the end of the fiscal year in which we have total annual gross revenues of $1.07 billion or more during such fiscal year, (iii) the date on which we issue more than $1.0 billion in non-convertible debt in a three-year period, or (iv) the end of the fiscal year in which the fifth anniversary of our initial public offering (“IPO”) occurs, which will be 2023.

Emerging Growth Company Status

We are an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised financial accounting standards until such time as those standards apply to private companies. We have elected to use the extended transition period for complying with the adoption of new or revised accounting standards and as a result of this election, our financial statements may not be comparable to companies that comply with public company effective dates. We will remain an emerging growth company until the earliest of (i) the end of the fiscal year in which the market value of our common stock that is held by non-affiliates is at least $700 million as of the last business day of our most recently completed second fiscal quarter, (ii) the end of the fiscal year in which we have total annual gross revenues of $1.07 billion or more during such fiscal year, (iii) the date on which we issue more than $1.0 billion in non-convertible debt in a three-year period, or (iv) the end of the fiscal year in which the fifth anniversary of our initial public offering (“IPO”) occurs.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Guidance

In the first quarter of 2019, we adopted Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”), using the modified retrospective transition method and applying this approach to contracts not completed as of the date of adoption. ASC 606 establishes a single comprehensive model for entities to use in accounting for revenue under GAAP and requires companies to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASC 606 also requires certain disclosures regarding qualitative and quantitative information with respect to the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The adoption of ASC 606 resulted in a net decrease of $0.5 million to accumulated deficit as of December 30, 2018. The cumulative effect adjustment primarily relates to revenue that would have been recognized in the prior period for certain wholesale transactions and substantially all e-commerce transactions at the time of shipment,  rather than upon delivery to the customer, based on our evaluation of the transfer of control of the goods. Comparative prior period information has not been restated and continues to be reported in accordance with accounting standards in effect for those periods. Please see Note 2 for additional revenue disclosures.

Under ASC 606, an asset for the estimated cost of inventory expected to be returned is now recognized separately from the liability for sales-related reserves. This resulted in an increase in prepaid expenses and other current assets and an increase in accrued expenses and other current liabilities on our unaudited condensed consolidated balance sheets as of March 30, 2019. Additionally, miscellaneous claims from customers are now recognized in net sales. Previously, these costs were recorded in selling, general and administrative expenses.

The effect of adoption of ASC 606 on our unaudited condensed consolidated financial statements was as follows for the periods indicated (in thousands):

	Three Months Ended March 30, 2019
	As Reported	Impact of Adoption	Balances without Adoption of ASC 606
Net sales	$155,353	$(4,044)	$151,309
Cost of goods sold	78,726	(1,644)	77,082
Gross profit	76,627	(2,400)	74,227
Selling, general, and administrative expenses	67,843	152	67,995
Operating income	8,784	(2,552)	6,232
Interest expense	(6,067)	—	(6,067)
Other income	63	—	63
Income (loss) before income taxes	2,780	(2,552)	228
Income tax (expense) benefit	(613)	626	13
Net income (loss)	$2,167	$(1,926)	$241

	March 30, 2019
	As Reported	Impact of Adoption	Balances without Adoption of ASC 606
ASSETS
Accounts receivable, net	$62,998	$(5,204)	$57,794
Inventory	164,299	1,991	166,290
Prepaid expenses and other current assets	20,069	(139)	19,930
Deferred charges and other assets	1,122	15	1,137

LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued expenses and other current liabilities	44,583	(866)	43,717
Taxes payable	278	(45)	233
Accumulated deficit	(237,596)	(2,426)	(240,022)

The adjustments above do not have an impact on net cash used in operating activities, however, they do impact the changes in operating assets and liabilities for the related accounts within the disclosure of operating activities on our unaudited condensed consolidated statement of cash flows.

Recently Adopted Accounting Pronouncements

Effective January 1, 2018, we adopted Accounting Standards Update (“ASU”) No. 2016-15, Classification of Certain Cash Receipts and Cash Payments, applying the retrospective transition method. This ASU requires changes in the presentation of certain items, including but not limited to debt prepayment or debt extinguishment costs; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies and distributions received from equity method investees. The adoption of this guidance did not have a material impact on our consolidated financial statements.

Effective January 1, 2018, we adopted ASU No. 2017-09, Modifications to Share-Based Payment Awards, and it will be applied prospectively to future modifications of our unit-based awards, if any. This guidance clarifies when changes in the terms or conditions of share-based payment awards must be accounted for as modifications under existing guidance. The guidance requires that entities apply modification accounting unless the award’s fair value, vesting conditions and classification as an equity or liability instrument are the same immediately before and after the change.